Summary of Significant Accounting Policies (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Exchange rates	7.1268										7.1268
cash					¥ 48,164,664		¥ 87,811,272
Restricted cash					417,990		48,112
Impairment of long-lived assets (in Dollars) | $
Contract liabilities	¥ 101,190,688				107,826,617		124,469,097
Contract liabilities as revenue					23,740,945		804,875,532		¥ 4,241,270
Inventory write-down	12,395,993	$ 1,739,349	¥ 73,273,361		60,767,978	$ 8,579,776	184,073,191		26,753,768
Advertising and promotion cost	245,883		1,051,572		1,278,586		10,901,200		992,996
Shipping and handling costs	226,046		1,795,735		2,122,358		4,233,084		371,769
Cash and cash equivalents	23,506,562				48,164,664		87,811,272				$ 3,298,333	$ 6,800,325
Restricted cash	418,201				¥ 417,990		48,112				$ 58,680	$ 59,016
Revenue recognized	¥ 12,066,145		20,684,360
Operating segment	1	1
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rates					1							1
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Exchange rates					7.0827							7.0827
Cost of Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Inventory write-down	¥ 12,395,993		¥ 73,273,361		¥ 60,767,978		¥ 184,073,191		¥ 26,753,768